Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

 Events subsequent to December 31, 2011 have been evaluated through the date these consolidated financial statements were issued, to determine whether they should be disclosed to keep the consolidated financial statements from being misleading. Management found no subsequent events that should be disclosed.